DEFERRED CHARGES	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES

19.	DEFERRED CHARGES

(in thousands of $)	2012	2011
Debt arrangement fees	11,836	11,836
Accumulated amortization	(10,600)	(10,056)
	1,236	1,780

Debt arrangement fees of $4.9 million relating to the credit facilities that were assumed by Frontline 2012 (see Note 4) were written off during 2011 as loan interest expense.